UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Global SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments March 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.1%
Cochlear Ltd.	74,100	$ 6,358,447
iSOFT Group Ltd. (a)	19,154,700	1,030,258
Mount Gibson Iron Ltd. (a)	2,027,600	4,169,127
Myer Holdings Ltd.	1,237,300	4,106,053
Oil Search Limited	180,600	1,330,087
Paladin Energy Ltd. (a)	1,865,900	6,986,299
Sigma Pharmaceuticals Ltd.	5,187,417	2,629,269
		26,609,540
Austria — 0.6%
Schoeller-Bleckmann Oilfield
Equipment AG	75,400	7,412,659
Belgium — 0.4%
D'ieteren SA	64,200	4,403,400
Bermuda — 1.3%
Dominion Petroleum Ltd. (a)	21,949,200	2,218,286
Golar LNG Ltd.	188,231	4,814,949
Lazard Ltd., Class A	230,500	9,584,190
		16,617,425
Brazil — 1.1%
Anhanguera Educacional
Participacoes SA	230,100	5,575,448
Santos Brasil Participacoes SA	527,400	8,553,917
		14,129,365
Canada — 5.3%
Canaccord Financial Inc.	192,400	2,778,339
Cathedral Energy Services Ltd.	832,100	8,153,636
Consolidated Thompson Iron
Mines Ltd. (a)	340,900	6,026,845
DiagnoCure, Inc. (a)(b)	4,371,580	4,238,561
Dollarama, Inc. (a)	274,200	8,405,595
Eastern Platinum Ltd. (a)	4,159,500	5,577,463
Eldorado Gold Corp.	430,500	7,020,325
Lundin Mining Corp. (a)	1,011,200	8,396,245
Paramount Resources Ltd. (a)	78,000	2,703,249
Quadra FNX Mining Ltd. (a)	614,600	8,564,462
SouthGobi Energy Resources
Ltd. (a)	256,500	3,733,921
		65,598,641
China — 1.0%
Parkson Retail Group Ltd.	2,415,800	3,318,761
Shenzhen Expressway Co., Ltd.	8,423,100	5,520,593
WuXi PharmaTech Cayman,
Inc. - ADR (a)	234,600	3,626,916
		12,466,270

Common Stocks	Shares	Value
Cyprus — 0.7%
Songa Offshore SE (a)	1,289,500	$ 8,331,810
Denmark — 0.7%
Topdanmark A/S (a)	49,400	8,191,588
Finland — 1.5%
Pohjola Bank Plc	659,300	8,970,202
Ramirent Oyj (a)	620,750	10,208,910
		19,179,112
France — 2.9%
Bonduelle SA	64,900	6,100,895
Eurofins Scientific SA	76,275	6,724,979
GameLoft (a)	1,028,783	6,715,046
Ingenico	258,500	11,583,419
Rhodia SA	146,700	4,296,460
		35,420,799
Germany — 4.3%
Asian Bamboo AG	96,000	4,720,975
Deutsche Euroshop AG	125,687	4,792,077
GEA Group AG	356,650	11,732,473
Gerresheimer AG (a)	195,500	8,926,853
Paion AG (a)	475,886	1,542,411
Rheinmetall AG	153,800	12,724,484
Salzgitter AG	51,500	4,054,754
Symrise AG	165,700	4,843,093
		53,337,120
Hong Kong — 1.3%
Clear Media Ltd. (a)	4,052,000	2,533,969
Midland Holdings Ltd.	900	700
Ming Fai International Holdings
Ltd.	7,602,100	2,704,385
Ports Design Ltd.	1,816,400	4,186,769
Techtronic Industries Co.	4,920,500	6,831,315
		16,257,138
India — 1.2%
Apollo Tyres Ltd.	972,500	1,519,523
Container Corp. of India	156,300	4,204,261
Motherson Sumi Systems Ltd.	258,900	1,246,991
PTC India Ltd.	1,317,107	2,455,854
United Phosphorus Ltd.	1,774,300	5,952,472
		15,379,101
Ireland — 0.7%
Ryanair Holdings Plc - ADR	314,396	8,740,209
Israel — 0.8%
NICE Systems Ltd. - ADR (a)	273,500	10,103,090

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ADR	American Depositary Receipts	JPY	Japanese Yen
CHF	Swiss Franc	NOK	Norwegian Krone
EUR	Euro	USD	US Dollar
GBP	British Pound

BLACKROCK GLOBAL SMALLCAP FUND, INC. MARCH 31, 2011 1

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Italy — 0.5%
Azimut Holding SpA	223,500	$ 2,494,082
DiaSorin SpA	92,800	4,083,032
		6,577,114
Japan — 3.9%
Asics Corp.	432,950	5,799,933
Credit Saison Co., Ltd.	177,000	2,856,134
Don Quijote Co., Ltd.	189,000	5,964,310
Hisaka Works Ltd.	298,500	3,629,531
JSR Corp.	425,700	8,537,408
Japan Petroleum Explora	48,700	2,434,735
Koito Manufacturing Co., Ltd.	174,200	2,797,913
Kureha Chemical Industry Co., Ltd.	1,073,100	5,043,848
NGK Insulators Ltd.	208,400	3,723,961
Shinsei Bank Ltd.	4,177,000	4,922,176
Takara Holdings, Inc.	498,600	2,463,370
		48,173,319
Malaysia — 0.4%
AirAsia Bhd (a)	5,994,200	5,315,458
Netherlands — 0.6%
InterXion Holding NV (a)	270,000	3,510,000
TomTom NV (a)	364,500	3,239,637
		6,749,637
Norway — 0.3%
Renewable Energy Corp. ASA (a)	524,700	1,843,154
Sevan Marine ASA (a)	2,198,600	2,411,274
		4,254,428
Singapore — 2.0%
Avago Technologies Ltd.	329,700	10,253,670
Cityspring Infrastructure Trust	15,891,300	6,871,988
Keppel Land Ltd.	1,481,600	5,273,189
Straits Asia Resources Ltd.	1,323,100	2,631,547
		25,030,394
South Africa — 0.5%
African Bank Investments Ltd.	1,028,300	5,752,277
South Korea — 1.1%
Dongbu Insurance Co., Ltd. (a)	197,600	9,012,297
Kangwon Land, Inc.	202,602	4,697,348
		13,709,645
Spain — 0.5%
Laboratorios Farmaceuticos
Rovi SA	923,794	6,729,289
Switzerland — 5.8%
Actelion Ltd. (a)	77,100	4,433,396
Addex Pharmaceuticals Ltd. (a)	100,700	1,161,889
Aryzta AG	210,200	10,737,719
Basilea Pharmaceutica (a)	31,800	2,287,091
Clariant AG (a)	410,300	7,391,795
Foster Wheeler AG (a)	223,000	8,389,260
Lindt & Spruengli AG 'R'	159	5,162,875
Petroplus Holdings AG	182,700	2,883,812
Rieter Holding AG (a)	13,031	5,345,486
Straumann Holding AG, Registered
Shares	24,100	6,184,069
Sulzer AG	70,400	10,577,205
Vontobel Holding AG	201,100	7,767,496
		72,322,093

Common Stocks	Shares	Value
Taiwan — 1.1%
D-Link Corp.	8,765,000	$ 8,154,383
Lite-On Technology Corp.	3,917,862	4,821,994
		12,976,377
Thailand — 0.2%
Mermaid Maritime PCL	7,639,205	2,031,847
United Arab Emirates — 0.6%
Polarcus Ltd. (a)	5,351,000	7,663,292
United Kingdom — 5.8%
Afren Plc (a)	2,709,800	7,083,511
Britvic Plc	625,100	3,960,109
Charter International Plc	739,200	9,568,733
Chemring Group Plc	54,500	603,714
Close Brothers Group Plc	371,000	5,023,522
Domino's Pizza UK & IRL Plc	86,300	592,895
EasyJet Plc (a)	771,000	4,208,612
F&C Asset Management Plc	3,257,795	3,961,423
G4S Plc	1,588,997	6,502,493
GKN Plc	901,800	2,898,954
Halfords Group Plc	719,100	4,011,277
Inchcape Plc	856,900	4,754,956
Intertek Group Plc	242,900	7,927,617
Mothercare Plc	390,400	2,505,117
Rexam Plc	1,471,072	8,576,947
		72,179,880
United States — 47.4%
Abercrombie & Fitch Co., Class A	11,900	698,530
Advanced Energy Industries,
Inc. (a)	75,952	1,241,815
Aegerion Pharmaceuticals, Inc. (a)	171,700	2,845,069
Albemarle Corp.	150,600	9,001,362
Alpha Natural Resources, Inc. (a)	144,900	8,602,713
Aqua America, Inc.	189,400	4,335,366
Arch Coal, Inc.	137,400	4,951,896
Ariba, Inc. (a)	177,800	6,070,092
Arris Group, Inc. (a)	708,800	9,030,112
Autoliv, Inc.	76,100	5,648,903
BMC Software, Inc. (a)	181,600	9,032,784
Bill Barrett Corp. (a)	176,500	7,044,115
BioMarin Pharmaceuticals, Inc. (a)	35,900	902,167
Blackboard, Inc. (a)(c)	280,200	10,154,448
BorgWarner, Inc. (a)	80,150	6,387,154
Brocade Communications
Systems, Inc. (a)	1,011,100	6,218,265
Brown & Brown, Inc.	261,100	6,736,380
CB Richard Ellis Group, Inc. (a)	407,000	10,866,900
Cabot Oil & Gas Corp., Class A	67,100	3,554,287
Cadence Design Systems, Inc. (a)	539,850	5,263,538
Camden Property Trust	96,200	5,466,084
CardioNet, Inc. (a)	212,400	1,017,396
Celanese Corp., Series A	212,900	9,446,373
Cepheid, Inc. (a)	258,500	7,243,170
Checkpoint Systems, Inc. (a)	362,300	8,144,504
Cliffs Natural Resources, Inc. (c)	76,098	7,478,911
ComScore, Inc. (a)	167,400	4,939,974
Corporate Office Properties Trust	88,800	3,209,232
Covanta Holding Corp. (c)	292,550	4,996,754
Coventry Health Care, Inc. (a)	316,900	10,105,941
Cullen/Frost Bankers, Inc.	102,800	6,067,256
DSP Group, Inc. (a)	776,849	5,981,737
Developers Diversified Realty Corp.	397,100	5,559,400

2 BLACKROCK GLOBAL SMALLCAP FUND, INC. MARCH 31, 2011

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Discover Financial Services, Inc.	326,400	$ 7,872,768
Drew Industries, Inc.	211,800	4,729,494
Duke Realty Corp.	310,600	4,351,506
East-West Bancorp, Inc.	343,000	7,532,280
Electronic Arts, Inc. (a)	450,200	8,792,406
Flowers Foods, Inc.	113,800	3,098,774
Foot Locker, Inc.	344,700	6,797,484
The Fresh Market, Inc. (a)	10,200	384,948
Frontier Oil Corp.	251,000	7,359,320
Guess?, Inc.	202,650	7,974,277
Health Net, Inc. (a)	253,300	8,282,910
Home Properties, Inc.	56,800	3,348,360
IDEX Corp.	249,350	10,884,127
IPC The Hospitalist Co., Inc. (a)	176,400	8,010,324
j2 Global Communications, Inc. (a)	321,300	9,481,563
JDS Uniphase Corp. (a)	187,400	3,905,416
LKQ Corp. (a)	298,763	7,200,188
Landstar System, Inc.	164,250	7,502,940
MSCI, Inc. (a)	105,900	3,899,238
Manpower Group	85,600	5,382,528
Marshall & Ilsley Corp.	703,500	5,620,965
Maxim Integrated Products, Inc.	168,400	4,311,040
Meadowbrook Insurance Group, Inc.	625,800	6,477,030
Mentor Graphics Corp. (a)	173,450	2,537,574
Molex, Inc.	212,900	5,348,048
NRG Energy, Inc. (a)	115,000	2,477,100
Nabors Industries Ltd. (a)	237,800	7,224,364
New York Community Bancorp, Inc.	331,300	5,718,238
Nordson Corp. (c)	81,450	9,371,637
Northeast Utilities, Inc.	77,400	2,678,040
Northwest Bancshares, Inc.	461,900	5,792,226
Nuance Communications, Inc. (a)	529,400	10,355,064
Oasis Petroleum, Inc. (a)	253,900	8,028,318
Oclaro, Inc. (a)(c)	108,700	1,251,137
Omnicare, Inc.	277,800	8,331,222
optionsXpress Holdings, Inc.	237,100	4,341,301
Owens & Minor, Inc.	78,300	2,543,184
PMC-Sierra, Inc. (a)	827,800	6,208,500
Packaging Corp. of America	218,800	6,321,132
PartnerRe Ltd.	73,000	5,784,520
Patterson-UTI Energy, Inc.	235,000	6,906,650
PetroHawk Energy Corp. (a)	285,700	7,011,078
Pharmaceutical Product
Development, Inc.	327,900	9,086,109
Phillips-Van Heusen Corp.	69,700	4,532,591
Popular, Inc. (a)	1,264,800	3,680,568
QLogic Corp. (a)	467,200	8,666,560
Radiant Systems, Inc. (a)	553,400	9,795,180
Regis Corp.	259,800	4,608,852
SVB Financial Group (a)	144,100	8,203,613
Silgan Holdings, Inc.	136,200	5,194,668
Steel Dynamics, Inc.	256,700	4,818,259
Stratasys, Inc. (a)(c)	112,000	5,264,000
Superior Energy Services, Inc. (a)	24,100	988,100
Support.com Inc. (a)	1,100,579	5,712,005
Terex Corp. (a)	174,550	6,465,332
Tetra Technologies, Inc. (a)	149,700	2,305,380
Timken Co.	236,500	12,368,950
Urban Outfitters, Inc. (a)	208,000	6,204,640
Vertex Pharmaceuticals, Inc. (a)	125,300	6,005,629
W.R. Berkley Corp.	100,900	3,249,989

Common Stocks		Shares	Value
United States (concluded)
The Warnaco Group, Inc. (a)(c)		114,850	$ 6,568,272
Watsco, Inc.		37,500	2,614,125
Weingarten Realty Investors		120,000	3,007,200
Winnebago Industries, Inc. (a)		264,150	3,531,686
Wright Medical Group, Inc. (a)		282,600	4,807,026
XL Group Plc		161,100	3,963,060
Zoran Corp. (a)		807,850	8,393,561
			589,707,202
Total Long-Term Investments
(Cost – $941,844,590) – 96.6%			1,201,349,519
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.14% (d)(e)	54,167,533		54,167,533
		Beneficial
		Interest
		(000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.43%
(d)(e)(f)	USD	34,359	34,359,250
Total Money Market Funds - 7.1%			88,526,783
		Par
Time Deposits		(000)
Europe — 0.0%
Citibank, New York 0.11%,
4/01/11	EUR	331	468,794
United Kingdom — 0.0%
Brown Brothers Harriman & Co.,
0.12%, 4/01/11	GBP	12	18,796
Total Time Deposits – 0.0%			487,590
Total Short-Term Securities
(Cost – $89,014,373) – 7.1%			89,014,373
Total Investments
(Cost – $1,030,858,963*) – 103.7%			1,290,363,892
Liabilities in Excess of Other Assets – (3.7)%			(46,548,580)
Net Assets – 100.0%			$ 1,243,815,312

* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 1,043,426,342
Gross unrealized appreciation	$ 287,359,127
Gross unrealized depreciation	(40,421,577)
Net unrealized appreciation	$ 246,937,550

(a) Non-income producing security.

BLACKROCK GLOBAL SMALLCAP FUND, INC. MARCH 31, 2011 3

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments (continued)

(b)Investments in companies (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

	Shares Held			Shares Held at	Value at
	at June 30,	Shares	Shares	March 31,	March 31,	Realized
Affiliate	2010	Purchased	Sold	2011	2011	Gain	Income
DiagnoCure, Inc.	4,278,880	92,700	--	4,371,580	$ 4,238,561	--	--

(d)Investments in companies considered to be an affiliate of the Fund during the period, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/Beneficial		Shares/Beneficial
	Interest Held		Interest Held
	at June 30,	Net	at March 31,
Affiliate	2010	Activity	2011	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	43,736,833	10,430,700	54,167,533	$ 38,097
BlackRock
Liquidity Series,
LLC Money
Market Series	$ 47,536,750	$ (13,177,500)	$ 34,359,250	$ 41,063

(e)Represents the current yield as of report date.
(f)Security was purchased with the cash collateral from loaned securities.

ª Foreign currency exchange contracts as of March 31, 2011 were as follows:
						Unrealized
Currency			Currency		Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
CHF	212,369	USD	230,603	State Street Global Markets, LLC	4/01/11	$ 610
EUR	2,382,262	USD	3,357,679	State Street Global Markets, LLC	4/01/11	18,461
USD	61,067	GBP	38,228	State Street Global Markets, LLC	4/01/11	(258)
USD	367,191	JPY	30,257,976	State Street Global Markets, LLC	4/01/11	3,426
NOK	8,597,954	USD	1,532,500	State Street Global Markets, LLC	4/01/11	22,213
CHF	473,449	USD	515,560	State Street Global Markets, LLC	4/04/11	(101)
EUR	855,869	USD	1,206,963	State Street Global Markets, LLC	4/04/11	5,973
USD	18,789	GBP	11,674	Brown Brothers Harriman & Co.	4/04/11	62
USD	1,296,766	GBP	807,680	State Street Global Markets, LLC	4/04/11	1,086
USD	322,430	JPY	26,794,959	State Street Global Markets, LLC	4/04/11	298
CHF	499,502	USD	544,227	State Street Global Markets, LLC	4/05/11	(399)
EUR	1,322,607	USD	1,877,084 State Street Global Markets, LLC		4/05/11	(2,722)
USD	27,762,	GBP	17,315	State Street Global Markets, LLC	4/05/11	(15)
USD	297,428	JPY	24,666,649	State Street Global Markets, LLC	4/05/11	881
NOK	3,809,715	USD	689,455	State Street Global Markets, LLC	4/05/11	(604)
Total						$ 48,911

4 BLACKROCK GLOBAL SMALLCAP FUND, INC. MARCH 31, 2011

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments (continued)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Long-Term Investments
Australia	$ 8,016,557 $ 18,592,983		—	$ 26,609,540
Austria	7,412,659	—	—	7,412,659
Belgium	—	4,403,400	—	4,403,400
Bermuda	16,617,425	—	—	16,617,425
Brazil	14,129,365	—	—	14,129,365
Canada	61,864,720	3,733,921	—	65,598,641
China	3,626,916	8,839,354	—	12,466,270
Cyprus	—	8,331,810	—	8,331,810
Denmark	—	8,191,588	—	8,191,588
Finland	—	19,179,112	—	19,179,112
France	—	35,420,799	—	35,420,799
Germany	6,263,386	47,073,734	—	53,337,120
Hong Kong	—	16,257,138	—	16,257,138
India	—	15,379,101	—	15,379,101
Ireland	8,740,209	—	—	8,740,209
Israel	10,103,090	—	—	10,103,090
Italy	—	6,577,114	—	6,577,114
Japan	—	48,173,319	—	48,173,319
Malaysia	—	5,315,458	—	5,315,458
Netherlands	3,510,000	3,239,637	—	6,749,637
Norway	—	4,254,428	—	4,254,428
Singapore	10,253,670	14,776,724	—	25,030,394
South Africa	—	5,752,277	—	5,752,277
South Korea	—	13,709,645	—	13,709,645
Spain	6,729,289	—	—	6,729,289
Switzerland	8,389,260	63,932,833	—	72,322,093
Taiwan	—	12,976,377	—	12,976,377
Thailand	—	2,031,847	—	2,031,847
United Arab
Emirates	7,663,292	—	—	7,663,292
United Kingdom	6,466,540	65,713,340	—	72,179,880
United States…	589,707,202	—	—	589,707,202
Short-Term
Securities
Money Market
Funds	54,167,533	34,359,250	—	88,526,783
Time Deposits…	—	487,590	—	487,590
Total	$823,661,113 $466,702,779		—	$ 1,290,363,892

BLACKROCK GLOBAL SMALLCAP FUND, INC. MARCH 31, 2011 5

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments (concluded)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial
Instruments[1]
Assets:
Foreign currency
exchange
contracts	--	$ 53,010	--	$ 53,010
Liabilities:
Foreign currency
exchange
contracts	--	(4,099)	--	(4,099)
Total	--	$ 48,911	--	$ 48,911
[1]Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6 BLACKROCK GLOBAL SMALLCAP FUND, INC. MARCH 31, 2011

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Global SmallCap Fund, Inc.

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 25, 2011